UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2012 (Unaudited)

Tax Free Money Fund Investment
	Principal Amount ($)	Value ($)
Municipal Investments 98.5%
Alaska 3.8%
Anchorage, AK, TECP, 0.23%, 4/4/2013, LOC: Wells Fargo Bank NA	4,000,000	4,000,000
Anchorage, AK, General Obligation, Series C, 2.0%, 8/1/2013	615,000	623,950

		4,623,950
California 6.9%
California, State Kindergarten, Series A1, 0.22% *, 5/1/2034, LOC: Citibank NA	1,000,000	1,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series R-13104CE, 144A, 0.68% *, 9/6/2035, GTY: Citibank NA, LIQ: Citibank NA	5,500,000	5,500,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.26%, Mandatory Put 2/14/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	2,000,000	2,000,000

		8,500,000
Florida 5.3%
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.21% *, 8/15/2041, LOC: SunTrust Bank	5,445,000	5,445,000
Palm Beach County, FL, Jewish Community Campus Project Revenue, 0.22% *, 3/1/2030, LOC: Northern Trust Co.	1,110,000	1,110,000

		6,555,000
Georgia 0.2%
Georgia, State General Obligation, Series B, 5.0%, 7/1/2013	195,000	201,982
Illinois 4.7%
Illinois, Upper River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, 0.34% *, 8/1/2033, LOC: LaSalle Bank NA	5,000,000	5,000,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 144A, 1.25% *, 3/1/2018, LOC: LaSalle Bank NA	790,000	790,000

		5,790,000
Indiana 3.1%
Indiana, State Municipal Power Agency, Series A, 0.18% *, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
Kansas 1.5%
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.23% *, 9/1/2032, LOC: Bank of America NA	1,900,000	1,900,000
Kentucky 1.9%
Jeffersontown, KY, Lease Program Revenue, State League of Cities Funding Trust, 0.19% *, 3/1/2030, LOC: U.S. Bank NA	2,285,000	2,285,000
Maryland 0.9%
Montgomery County, MD, General Obligation:
Series A, 5.0%, 1/1/2013	735,000	743,786
Series A, 5.25%, 11/1/2012	450,000	451,872

		1,195,658
Massachusetts 5.4%
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.17% *, 10/1/2038, LOC: TD Bank NA	4,290,000	4,290,000
Massachusetts, State General Obligation, Series B, 0.19% *, 8/1/2015, SPA: JPMorgan Chase Bank NA	2,320,000	2,320,000

		6,610,000
Michigan 2.1%
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series A, 2.0%, 7/1/2013	2,600,000	2,635,336
Minnesota 2.0%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT, 0.4% *, 11/1/2017, LOC: U.S. Bank NA	755,000	755,000
Minneapolis, MN, General Obligation, 3.0%, 12/1/2012	1,750,000	1,758,306

		2,513,306
Mississippi 6.7%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series B, 144A, AMT, 1.5% *, 12/1/2047, LOC: HSBC Bank U.S.A. NA	5,665,282	5,665,282
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series I, 0.2% *, 11/1/2035, GTY: Chevron Corp.	2,600,000	2,600,000

		8,265,282
Missouri 3.2%
Missouri, Independence Industrial Development Authority Revenue, Series A, 0.4% *, 11/1/2027, LOC: Bank of America NA	3,900,000	3,900,000
Nebraska 2.8%
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series 91TP, 144A, 0.2% *, 12/1/2021, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	3,405,000	3,405,000
New Hampshire 3.7%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.19% *, 12/1/2034, LOC: Citizens Bank of NH	4,600,000	4,600,000
New York 4.9%
New York, State Power Authority, 0.2% *, Mandatory Put 3/1/2013 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	1,500,000	1,500,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.21% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	1,500,000	1,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation-Fiscal 2008, Series BB-3, 0.22% *, 6/15/2034, SPA: Royal Bank of Canada	3,000,000	3,000,000

		6,000,000
North Carolina 7.4%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, 0.19% *, 12/1/2028, LOC: Branch Banking & Trust	3,830,000	3,830,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.19% *, 6/1/2033, LOC: Branch Banking & Trust	2,500,000	2,500,000
North Carolina, State Medical Care Commission, Health Care Facilities Revenue, Lenoir Memorial Hospital Project, 144A, 0.19% *, 4/1/2036, LOC: Branch Banking & Trust	2,820,000	2,820,000

		9,150,000
Ohio 2.8%
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.2% *, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	3,400,000	3,400,000
Pennsylvania 5.4%
Montgomery County, PA, Redevelopment Authority, Forge Gate Apartments Project, Series A, 0.18% *, 8/15/2031, LIQ: Fannie Mae	1,510,000	1,510,000
Westmoreland County, PA, Industrial Development Authority, Health Systems, Excela Health Project, Series B, 0.19% *, 7/1/2030, LOC: PNC Bank NA	5,170,000	5,170,000

		6,680,000
Rhode Island 2.7%
Rhode Island, State & Providence Plantations, Consolidated Capital Development Loan, Series A, 144A, 5.0%, 10/1/2012	3,295,000	3,295,000
South Carolina 0.9%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	1,100,000	1,120,724
South Dakota 1.8%
South Dakota, State Health & Educational Facilities Authority, Regional Health, 0.2% *, 9/1/2027, LOC: U.S. Bank NA	2,200,000	2,200,000
Texas 15.7%
Aldine, TX, Independent School District, 5.25%, 2/15/2013	565,000	575,494
Brownsville, TX, Utility System, TECP, 0.19%, 10/19/2012, LOC: State Street Bank & Trust Co.	5,000,000	5,000,000
Garland, TX, Independent School District, Series A, Zero Coupon, 2/15/2013	340,000	339,556
Houston, TX, General Obligation, Series C, 5.0%, 3/1/2013, INS: AMBAC	1,000,000	1,019,860
Pasadena, TX, Independent School District Building, Series A, 2.0%, 2/15/2013	3,425,000	3,448,423
San Antonio, TX, General Obligation, 2.0%, 2/1/2013	2,000,000	2,012,174
Texas, Edinburg Consolidated Independent School District, 2.0%, 2/15/2013	3,845,000	3,870,692
Texas, State Transportation Revenue, 2.5%, 8/30/2013	2,150,000	2,194,509
Texas, University of Houston, TECP, 0.16%, 10/3/2012	880,000	880,000

		19,340,708
Utah 0.7%
Utah, State General Obligation, Series A, 5.0%, 7/1/2013	800,000	828,674
Washington 2.0%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 0.19% *, 9/1/2035, LOC: U.S. Bank NA	1,485,000	1,485,000
Washington, State General Obligation, Series 2010C, 144A, 0.19% *, 1/1/2018, LIQ: Citibank NA	1,000,000	1,000,000

		2,485,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $121,280,620) †	98.5	121,280,620
Other Assets and Liabilities, Net	1.5	1,817,658

Net Assets	100.0	123,098,278

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2012.

† The cost for federal income tax purposes was $121,280,620.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(a)	$—	$121,280,620	$—	$121,280,620
Total	$—	$121,280,620	$—	$121,280,620

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012